PROPERTY AND EQUIPMENT, NET (Schedule capitalized interest costs as a component of the cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Interest cost capitalized	$ 0	$ 756
Interest cost charged against income	21,174	16,153	$ 17,001
Total interest cost incurred	$ 21,174	$ 16,909